Income taxes (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Income Tax [Abstract]
Income tax expense (recovery)
Income tax expense (recovery) includes the following components:

	2026	2025
	$	$

Current
Related to current year	4,020	4,133
Related to prior years	4,484	3,363
	8,504	7,496
Deferred
Related to current year	(268)	123
Related to reversal of previously unrecognized deferred tax asset	(7,875)	—
Related to prior years	—	68
	(8,143)	191

Total income tax expense	361	7,687
The income tax expense reported, which includes foreign taxes, differs from the amount of the income tax recovery computed by applying Canadian statutory rates as follows:

	2026	2025
	$	$

Loss before income taxes	(144,051)	(659,509)
Statutory tax rate	26.5%	26.5%
Income tax recovery at the statutory tax rate	(38,174)	(174,770)
Impact of rate differential of foreign jurisdiction	7,805	10,916
Non-deductible share-based compensation and related costs	3,540	9,298
Accounting loss (gain) on repurchase of equity	3,127	(388)
Adjustment related to prior years	4,484	3,431
Goodwill impairment	—	147,457
Net changes in unrecognized benefits of deferred tax assets(1)	14,515	10,756
Impact of foreign exchange	3,845	1,674
Other non-deductible expenses and non-taxable amounts	1,219	(687)

Total income tax expense	361	7,687
(1) In the fiscal year ended March 31, 2026, net changes in unrecognized benefits of deferred tax assets represents the impact of unrecognized current and prior year income tax benefits of $21,972 (2025 - $18,345) where recovery is not considered probable, partly offset by the recognition of previously unrecognized deferred income tax assets related to certain subsidiaries that generated profits for amount of $7,457 (2025 - $7,589).

Deferred tax assets/liabilities	Significant components of the Company’s deferred tax assets and liabilities are as follows:
2026

	Balance as at March 31, 2025	Charged (credited) to consolidated statement of loss	Charged (credited) to other comprehensive loss	Other	Balance as at March 31, 2026
	$	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	2,978	13,568	—	—	16,546
Intangible assets	(35,032)	17,503	—	—	(17,529)
Lease liabilities	3,792	1,283	—	—	5,075
Lease right-of-use assets	(2,842)	(1,283)	—	—	(4,125)
Non-capital losses carried forward	17,852	(10,684)	—	—	7,168
Deferred revenue	387	(48)	—	—	339
Long-term incentive plan	8,632	(6,345)	—	—	2,287
Capitalized software technologies	9,060	(2,000)	—	—	7,060
Other	(4,813)	(3,851)	—	87	(8,577)

Net deferred tax assets	14	8,143	—	87	8,244
2025

	Balance as at March 31, 2024	Charged (credited) to consolidated statement of loss	Charged (credited) to other comprehensive loss	Other	Balance as at March 31, 2025
	$	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	3,513	(535)	—	—	2,978
Intangible assets	(46,697)	12,060	—	(395)	(35,032)
Lease liabilities	5,657	(1,865)	—	—	3,792
Lease right-of-use assets	(4,213)	1,371	—	—	(2,842)
Non-capital losses carried forward	24,741	(6,889)	—	—	17,852
Deferred revenue	421	(34)	—	—	387
Long-term incentive plan	8,844	(212)	—	—	8,632
Capitalized software technologies	12,535	(3,475)	—	—	9,060
Other	(4,249)	(612)	68	(20)	(4,813)

Net deferred tax assets (liabilities)	552	(191)	68	(415)	14

Non-capital loss carryforwards
The Company has accumulated unrecognized deductible temporary differences, unused tax losses and unrecognized research and development expenditures as follows:

	2026	2025
	$	$

Deductible temporary differences	295,800	200,408
Non-capital losses	806,279	699,586
Research and development expenditures	61,928	38,837

	1,164,007	938,831